Debt Securities Held-to-maturity - Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Held-to-maturity Securities, Classified [Abstract]
Amortized cost - Within 1 year	$ 3,990
Amortized cost - After 1 to 5 years	16,061
Amortized cost - After 5 to 10 years	14,845
Amortized cost - After 10 years	57,725
Amortized Cost	92,621	$ 97,662
Fair Value - within 1 year	3,987
Fair Value - After 1 to 5 years	16,062
Fair Value - After 5 to 10 years	14,544
Fair Value - After 10 years	60,298
Fair value	$ 94,891	$ 105,110